TAXES ON INCOME - Schedule of reconciliation of the theoretical tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income before taxes, as reported in the consolidated statements of operations	$ 13,578	$ 15,096	$ 14,372
Israeli statutory corporate tax rate	23.00%	23.00%	23.00%
Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$ 3,123	$ 3,472	$ 3,304
Impact of Preferred Technological Enterprise status		(3,077)	(608)
Changes in tax reserve for uncertain tax positions		(67)	47
Adjustments for previous years’ taxes		2,536	486
Impact of income tax at rates other than the Israeli statutory corporate tax rate	(115)	2,131	749
Share-based compensation expenses see Note 11c	1,508	1,914	1,289
Losses and temporary differences for which valuation allowance was provided		(7,363)	198
Impact of tax rate change		0	0
Other		239	127
Actual tax expense (benefit)	$ 4,623	$ (215)	$ 5,592